TARGET ASSET ALLOCATION FUNDS

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 2, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Target Asset Allocation Funds
1933 Act File No.: 333-60561
1940 Act File No.: 811-08915

Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 1, 2008.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary